Administrative, operative and project expenses (Tables)	6 Months Ended
Jun. 30, 2026
Administrative, operative and project expenses
Schedule of administrative, operation and project expenses

	Six-month period ended June 30,
	2026	2025

	(Unaudited)
Administrative expenses
Taxes other than taxes on income	1,215	87
Labor expenses	1,095	1,060
General expenses	870	934
Depreciation and amortization	198	232
	3,378	2,313
Operations and project expenses
Commissions, fees, freight, and services	787	573
Exploration costs	589	384
Taxes other than taxes on income	433	606
Labor expenses	214	206
Maintenance	131	95
Fee for regulatory entities	127	139
Depreciation and amortization	100	65
Others	517	217
	2,898	2,285